Inventories - Additional information (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Inventories [Line Items]
Reversal of write down of inventory	₩ 9,182	₩ 9,974	₩ 18,162
Write down of inventory	9,941	9,936	14,528
Other Gains Losses [Member]
Inventories [Line Items]
Write down of inventory	₩ 9,941	₩ 9,936	₩ 14,528